Deposits - Summary of Interest Expense on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest Expense, Deposits [Abstract]
Transaction accounts					$ 76	$ 67
Savings and money market accounts					4,425	4,857
Time deposits					14,036	17,776
Total	$ 5,833	$ 4,644	$ 11,142	$ 8,956	$ 18,537	$ 22,700